Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates	12 Months Ended
Dec. 31, 2020
Land and Buildings [Member] | Bottom of range [Member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates, description	2
Land and Buildings [Member] | Top of range [Member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates, description	4
Computers, software and peripheral equipment [Member] | Bottom of range [Member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates, description	20
Computers, software and peripheral equipment [Member] | Top of range [Member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates, description	33 (mainly 33)
Office furniture and equipment [Member] | Bottom of range [Member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates, description	6
Office furniture and equipment [Member] | Top of range [Member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates, description	33 (mainly 7)
Motor vehicles [Member] | Bottom of range [Member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates, description	14
Motor vehicles [Member] | Top of range [Member]
Significant Accounting Policies (Details) - Schedule of useful life of the assets at annual rates [Line Items]
Useful life of the assets at annual rates, description	15 (mainly 15)